Summary of Warrant Activity (Detail) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2012 Year	Dec. 31, 2011 Year
Warrants
Outstanding beginning Balance	200,000	6,000,000
Granted		6,200,000
Exercised
Forfeited or cancelled		(12,000,000)
Expired
Outstanding ending Balance	200,000	200,000
Weighted average exercise price
Outstanding beginning Balance	1.20	0.0625
Granted		0.0227
Exercised
Forfeited or cancelled		(0.0031)
Expired
Outstanding ending Balance	1.20	1.20
Weighted average remaining contractual life (years)
Outstanding June 30, 2012	2.08	2.58
Aggregate Intrinsic Value
Outstanding June 30, 2012	$ 59,467	$ 59,467